UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3634

The Guardian Bond Fund, Inc.

(Exact name of registrant as specified in charter)

7 Hanover Square, New York, NY 10004

(Address of principal executive offices) (Zip code)

Richard T. Potter, Jr.

The Guardian Life Insurance Company

7 Hanover Square

New York, NY 10004

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8359

Date of fiscal year end: 12/31

Date of reporting period: 7/1/2005 to 6/30/2006

The Guardian Bond Fund, Inc. held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The Guardian Bond Fund, Inc.

By (Signature and Title)*:	/s/ Thomas G. Sorell
Thomas G. Sorell
President and Principal Executive Officer

Date: August 15, 2006

*	Print the name and title of each signing officer under his or her signature.